Basis of Preparation and Statement of Compliance	9 Months Ended
Sep. 30, 2024
Basis Of Preparation And Statement Of Compliance [Abstract]
BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE

2. BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE
In these interim Consolidated Financial Statements, unless otherwise indicated, all dollars are expressed in Canadian dollars. All references to C$ or $ are to Canadian dollars and references to US$ are to U.S. dollars.
These interim Consolidated Financial Statements were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) (the “IFRS Accounting Standards”) applicable to the preparation of interim financial statements, including International Accounting Standard 34, “Interim Financial Reporting”. These interim Consolidated Financial Statements were prepared following the same accounting policies and methods of computation as the annual Consolidated Financial Statements for the year ended December 31, 2023, except for updates to accounting policies as disclosed in Note 3 and income taxes. Income taxes on earnings or loss in the interim period are accrued using the income tax rate that would be applicable to the expected annual earnings or loss.
Certain information and disclosures normally included in the notes to the annual Consolidated Financial Statements were condensed. Accordingly, these interim Consolidated Financial Statements should be read in conjunction with the annual Consolidated Financial Statements for the year ended December 31, 2023, which were prepared in accordance with IFRS Accounting Standards.
These interim Consolidated Financial Statements were approved by the Board of Directors effective October 30, 2024.